Old Mutual Funds II
Supplement Dated December 22, 2008

This Supplement updates certain information contained in the currently effective Class A and Class C Shares Prospectus of Old Mutual Funds II (the “Trust”) dated July 28, 2008, as supplemented.  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Effective December 31, 2008, the following replaces in its entirety the section of the Prospectus entitled “The Investment Adviser & Sub-Advisers – The Portfolio Managers – Old Mutual Developing Growth Fund – Copper Rock” on page 92 of the Prospectus:

Copper Rock

Tucker Walsh is the lead Portfolio Manager and responsible for all final investment decisions for the Old Mutual Developing Growth Fund.  Greg Poulos and David Cavanaugh, Sr., are assistant Portfolio Managers and assist Mr. Walsh on a daily basis in the investment management of the Old Mutual Developing Growth Fund.

Tucker Walsh is a founding partner, Chief Executive Officer and Head of Portfolio Management at Copper Rock (since 2005).  Prior to co-founding Copper Rock, Mr. Walsh was a Managing Director and Head of the Small Cap Growth team at State Street Research (1997 to 2005) where he managed a $2 billion portfolio for State Street Research’s institutional separate accounts and registered mutual funds.  Prior to his employment with State Street Research, Mr. Walsh was an Equity Analyst at Chilton Investment Company, Equity Analyst at SG Cowen Asset Management and Equity Analyst at Merrill Lynch.  Mr. Walsh earned a B.A. in Economics from Washington and Lee University and has over 17 years of investment industry experience.

Greg Poulos, CFA, is a founding partner (since February 2005) and Assistant Portfolio Manager (since December 2008) at Copper Rock.  Prior to serving as Assistant Portfolio Manager, Mr. Poulos served as a Senior Research Analyst at Copper Rock (from February 2005 to December 2008).  Prior to co-founding Copper Rock, Mr. Poulos served as Equity Analyst for the Small Cap Growth Team at State Street Research & Management (from February 2004 to February 2005) and as a Specialty Growth Analyst and Vice President at Loomis Sayles (from August 1998 to February 2004).  Mr. Poulos earned a B.A. from Middlebury College and has over 10 years of investment industry experience.

David Cavanaugh, Sr., is a partner (since February 2006) and Assistant Portfolio Manager (since December 2008) at Copper Rock.  Mr. Cavanaugh joined Copper Rock in June 2005 as a Senior Research Analyst.  Prior to joining Copper Rock, Mr. Cavanaugh served as an Equity Research Analyst for the Small/Mid Cap Growth Team at MFS Investment Management (from June 1999 to June 2005) and as an Equity Analyst for the Central Research Team at State Street Research & Management (from July 1997 to June 1999).  Mr. Cavanaugh earned an MBA from the Wharton School of Business and a B.S. form Boston College and has over 12 years of investment industry experience.

Effective December 31, 2008, the following replaces in its entirety the section of the Prospectus entitled “The Investment Adviser & Sub-Advisers – The Portfolio Managers – Old Mutual Strategic Small Company Fund – Copper Rock” on page 95 of the Prospectus:

Copper Rock

Tucker Walsh is the lead Portfolio Manager and responsible for all final investment decisions for the Old Mutual Strategic Small Company Fund.  Greg Poulos and David Cavanaugh, Sr., are assistant Portfolio Managers and assist Mr. Walsh on a daily basis in the investment management of the Old Mutual Strategic Small Company Fund.

Tucker Walsh (see description under Old Mutual Developing Growth Fund)

Greg Poulos, CFA (see description under Old Mutual Developing Growth Fund)

David Cavanaugh, Sr., (see description under Old Mutual Developing Growth Fund)

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Distributed by Old Mutual Investment Partners
R-08-429 12/2008

Old Mutual Funds II
Supplement Dated December 22, 2008

This Supplement updates certain information contained in the currently effective Class Z and Institutional Class Shares Prospectus of Old Mutual Funds II (the “Trust”) dated December 9, 2008, as supplemented.  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Effective December 31, 2008, the following replaces in its entirety the section of the Prospectus entitled “The Investment Adviser & Sub-Advisers – The Portfolio Managers – Old Mutual Developing Growth Fund – Copper Rock” on page 104 of the Prospectus:

Copper Rock

Tucker Walsh is the lead Portfolio Manager and responsible for all final investment decisions for the Old Mutual Developing Growth Fund.  Greg Poulos and David Cavanaugh, Sr., are assistant Portfolio Managers and assist Mr. Walsh on a daily basis in the investment management of the Old Mutual Developing Growth Fund.

Tucker Walsh is a founding partner, Chief Executive Officer and Head of Portfolio Management at Copper Rock (since 2005).  Prior to co-founding Copper Rock, Mr. Walsh was a Managing Director and Head of the Small Cap Growth team at State Street Research (1997 to 2005) where he managed a $2 billion portfolio for State Street Research’s institutional separate accounts and registered mutual funds.  Prior to his employment with State Street Research, Mr. Walsh was an Equity Analyst at Chilton Investment Company, Equity Analyst at SG Cowen Asset Management and Equity Analyst at Merrill Lynch.  Mr. Walsh earned a B.A. in Economics from Washington and Lee University.  He has over 17 years of investment industry experience.

Greg Poulos, CFA, is a founding partner (since February 2005) and Assistant Portfolio Manager (since December 2008) at Copper Rock.  Prior to serving as Assistant Portfolio Manager, Mr. Poulos served as a Senior Research Analyst at Copper Rock (from February 2005 to December 2008).  Prior to co-founding Copper Rock, Mr. Poulos served as Equity Analyst for the Small Cap Growth Team at State Street Research & Management (from February 2004 to February 2005) and as a Specialty Growth Analyst and Vice President at Loomis Sayles (from August 1998 to February 2004).  Mr. Poulos earned a B.A. from Middlebury College and has over 10 years of investment industry experience.

David Cavanaugh, Sr., is a partner (since February 2006) and Assistant Portfolio Manager (since December 2008) at Copper Rock.  Mr. Cavanaugh joined Copper Rock in June 2005 as a Senior Research Analyst.  Prior to joining Copper Rock, Mr. Cavanaugh served as an Equity Research Analyst for the Small/Mid Cap Growth Team at MFS Investment Management (from June 1999 to June 2005) and as an Equity Analyst for the Central Research Team at State Street Research & Management (from July 1997 to June 1999).  Mr. Cavanaugh earned an MBA from the Wharton School of Business and a B.S. form Boston College and has over 12 years of investment industry experience.

Effective December 31, 2008, the following replaces in its entirety the section of the Prospectus entitled “The Investment Adviser & Sub-Advisers – The Portfolio Managers – Old Mutual Strategic Small Company Fund – Copper Rock” on page 108 of the Prospectus:

Copper Rock

Tucker Walsh is the lead Portfolio Manager and responsible for all final investment decisions for the Old Mutual Strategic Small Company Fund.  Greg Poulos and David Cavanaugh, Sr., are assistant Portfolio Managers and assist Mr. Walsh on a daily basis in the investment management of the Old Mutual Strategic Small Company Fund.

Tucker Walsh (see description under Old Mutual Developing Growth Fund)

Greg Poulos, CFA (see description under Old Mutual Developing Growth Fund)

David Cavanaugh, Sr., (see description under Old Mutual Developing Growth Fund)

_______________________________________________________________
Distributed by Old Mutual Investment Partners
R-08-430 12/2008

Old Mutual Funds II
Supplement Dated December 22, 2008

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class Shares Statement of Additional Information (the “SAI”) of Old Mutual Funds II dated December 9, 2008, as supplemented.  You should retain your SAI and current supplements for future reference.  You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Effective December 31, 2008, all references to Michael Malouf are removed from the SAI.

Effective December 31, 2008, the following is added to the table in Exhibit D to the SAI entitled “Investments in Each Fund” on page EXH-D-1 of the SAI:

Name of Portfolio Manager	Name of Fund	Dollar Range of Investments in Each Fund
Greg Poulos*	Old Mutual Developing Growth Fund	None
	Old Mutual Strategic Small Company Fund	None
David Cavanaugh, Sr.*	Old Mutual Developing Growth Fund	None
	Old Mutual Strategic Small Company Fund	None
* Indicates new Portfolio Manager as of December 31, 2008.  The Dollar Range of Investments in Each Fund is as of November 30, 2008.

Effective December 31, 2008, the following is added to Exhibit D at the end of the first paragraph under the heading “Other Managed Accounts” on page EXH-D-10 of the SAI:

As of November 30, 2008, Greg Poulos and David Cavanaugh, Sr., portfolio managers for the Old Mutual Developing Growth Fund and the Old Mutual Strategic Small Company Fund, managed no other mutual funds, other pooled investment vehicles or other accounts.

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Distributed by Old Mutual Investment Partners
R-08-431 12/2008